GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2015 vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2015 vessel	Jan. 01, 2019 USD ($)
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains		$ 0	$ 0	$ 260
Ship Finance International Ltd [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Number of vessels sold and leased back | vessel		1	1
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Number of vessels sold and leased back | vessel	8	8	8		8
Accounting Standards Update 2016-02 [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Deferred gain from sale of leaseback transaction						$ 2,500
Capesize Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains		$ 0	$ 0	258
Capesize Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains		$ 0	$ 0	2
Panamax Vessel [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Cash consideration				$ 14,700